Cover Page	6 Months Ended
Dec. 31, 2022
Document Information [line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	Q2
Entity Registrant Name	BHP GROUP LIMITED
Entity Central Index Key	0000811809
Current Fiscal Year End Date	--06-30
Entity Address, Address Line One	171 COLLINS STREET
Entity Address, City or Town	MELBOURNE
Entity Address, Postal Zip Code	3000
Entity Address, Country	AU